Share-based compensation (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Unrecognized compensation cost ,weighted average period		2 years 9 months 3 days
Fair Value of stock vested shares	1,103,680	248,650
Weighted-average grant-date fair value of options granted		$ 7.76
Total unrecognized compensation cost		$ 717,486
Not Settled [Member]
Fair Value of stock vested shares	28,950
Equity Securities [Member]
Fair Value of stock vested shares	590,707	455,058
Cash [Member]
Fair Value of stock vested shares	484,023	262,428
Equity Incentive Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	15.00%	10.00%
Share based compensation arrangement by share based payment award, Expiration period		10 years
Cash Settled Restricted Stock Units [Member]
Fair Value of stock vested shares		288,150
Share based compensation arrangement by share based payment award, Equity instruments other than options, Share based liabilities paid		$ 1,682,897
Employee Stock Option [Member]
Unrecognized compensation cost ,weighted average period	10 months 9 days	8 years 1 month 20 days
Total unrecognized compensation cost	$ 299,767	$ 876,090
Unrecognized compensation cost ,weighted average period	4 years 8 months 12 days	8 years 7 days
Employee Stock Option [Member] | Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Employee Stock Option [Member] | Equity Incentive Plan [Member] | First Anniversary Of The Issuance Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	25.00%	25.00%
Phantom Share Units (PSUs) [Member]
Fair Value of stock vested shares	86,250
Total unrecognized compensation cost	$ 2,611,920
Unrecognized compensation cost ,weighted average period	11 months 8 days
Fair Value of stock vested amount	$ 37,913
Equity Settled Restricted Stock Units RSU [Member]
Fair Value of stock vested shares	1,017,430	717,486
Total unrecognized compensation cost		$ 12,194,110
Unrecognized compensation cost ,weighted average period		2 years 9 months 4 days
Fair Value of stock vested amount		$ 3,136,219
Rights To Trading Price Consideration [Member]
Total unrecognized compensation cost		$ 0
Rights To Trading Price Considerations [Member] | Former Caliva Employees [Member]
Number of trading days for determining the volume weighted average price of shares		20 years
Rights To Trading Price Considerations [Member] | Former Caliva Employees [Member] | Tranche 1 [Member]
Volume weighted average trading price of common shares		$ 13
Rights To Trading Price Considerations [Member] | Former Caliva Employees [Member] | Tranche 2 [Member]
Volume weighted average trading price of common shares		17
Rights To Trading Price Considerations [Member] | Former Caliva Employees [Member] | Tranche 3 [Member]
Volume weighted average trading price of common shares		$ 21
Maximum [Member] | EquitySettledRestrictedStockUnitsRsuMember
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.41
Minimum [Member] | Equity Settled Restricted Stock Units RSU [Member]
Unrecognized compensation cost ,weighted average period	2 years 1 month 20 days
Fair Value of stock vested amount	$ 1,148,076
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.65
Total unrecognized compensation cost	$ 5,820,703